Commitments (Tables)	12 Months Ended
Sep. 30, 2024
Commitments [Abstract]
Schedule of Minimum Commitments Remaining under these Agreements	As at September 30, 2024, minimum commitments remaining under these agreements over the following years are as follows:
	Total	2025	2026	2027
	$	$	$	$

Cloud services	946,558	723,571	212,087	10,900
Subcontracting services	698,470	698,470	—	—
License	176,977	166,313	10,664	—
Telecommunications	298,251	155,600	87,630	55,020
	2,120,256	1,743,954	310,381	65,920